Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair value of financial instruments
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis by Caption on the Consolidated Statement of Financial Position Using the Fair Value Hierarchy
Financial instruments measured at fair value by caption on the consolidated statement of financial position using the fair value hierarchy are described below:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Securities at FVOCI - Corporate debt	—	11,865	—	11,865

Derivative financial instruments - assets:
Interest rate swaps	—	11,358	—	11,358
Cross-currency swaps	—	145,909	—	145,909
Total derivative financial instrument assets	—	157,267	—	157,267
Total assets at fair value	—	169,132	—	169,132

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	790	—	790
Cross-currency swaps	—	39,823	—	39,823
Total derivative financial instruments - liabilities	—	40,613	—	40,613
Total liabilities at fair value	—	40,613	—	40,613
A.    Measured at fair value (continued)

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets
Securities at FVOCI - Corporate debt	—	78,372	—	78,372

Derivative financial instruments - assets:
Interest rate swaps	—	483	—	483
Cross-currency swaps	—	45,806	—	45,806
Foreign exchange forwards	—	21,870	—	21,870
Total derivative financial instrument assets	—	68,159	—	68,159
Total assets at fair value	—	146,531	—	146,531

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	544	—	544
Cross-currency swaps	—	33,217	—	33,217
Total derivative financial instruments - liabilities	—	33,761	—	33,761
Total liabilities at fair value	—	33,761	—	33,761

Schedule of Carrying Value and an Estimated Fair Value of the Bank's Financial Instruments that are not Measured on a Recurring Basis
The following table provides information on the carrying value and the estimated fair value of the Bank’s financial instruments that are not measured at fair value:

	December 31, 2023
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits in banks	2,047,452	2,047,452	—	2,047,452	—
Securities at amortized cost (1)	1,010,266	997,341	—	997,341	—
Loans at amortized cost (2)	7,220,520	7,267,429	—	7,267,429	—
Customers' liabilities under acceptances	261,428	261,428	—	261,428	—

Liabilities
Deposits	4,451,025	4,451,025	—	4,451,025	—
Securities sold under repurchase agreements	310,197	310,197	—	310,197	—
Borrowings and debt, net	4,351,988	4,357,271	—	4,357,271	—
Acceptances outstanding	261,428	261,428	—	261,428	—

	December 31, 2022
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits in banks	1,241,586	1,241,586	—	1,241,586	—
Securities at amortized cost (1)	945,260	895,154	—	894,034	1,120
Loans at amortized cost, net (2)	6,760,434	6,785,652	—	6,785,652	—
Customers' liabilities under acceptances	163,345	163,345	—	163,345	—

Liabilities
Deposits	3,205,386	3,205,386	—	3,205,386	—
Securities sold under repurchase agreements	300,498	300,498	—	300,498	—
Borrowings and debt, net	4,416,511	4,389,902	—	4,389,902	—
Acceptances outstanding	163,345	163,345	—	163,345	—
(1)The carrying value of securities at amortized cost is net of accrued interest receivable of $12.4 million and the allowance for expected credit losses of $1.6 million as of December 31, 2023 (accrued interest receivable of $11.2 million and the allowance for expected credit losses of $8.0 million as of December 31, 2022).
(2)The carrying value of loans at amortized cost is net of accrued interest receivable of $109.1 million, the allowance for expected credit losses of $59.4 million and unearned interest and deferred fees of $24.7 million as of December 31, 2023 (accrued interest receivable of $70.0 million, the allowance for expected credit losses of $55.2 million and unearned interest and deferred fees of $17.3 million as of December 31, 2022).